Trade and other receivables - Ageing (Details) - Trade notes and accounts receivable - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 17,856	$ 11,994
Neither past due nor impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,813	4,102
Past due but not impaired | Less than 30 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	8,163	4,703
Past due but not impaired | 30 to 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,390	502
Past due but not impaired | Greater than 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,490	2,687
Gross Carrying Amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	24,422	18,033
Accumulated Impairment
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ (6,566)	$ (6,039)	$ (9,885)